UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES

                Investment Company Act file number      811-7850
                                                  -----------------------

                            The Armada Advantage Fund
               --------------------------------------------------
               (Exact name of registrant as specified in charter)

                                 760 Moore Road
                            King of Prussia, PA 19406
               ---------------------------------------------------
               (Address of principal executive offices) (Zip code)

                             W. Bruce McConnel, Esq.
                           Drinker Biddle & Reath LLP
                                One Logan Square
                              18th & Cherry Streets
                           Philadelphia, PA 19103-6993
               ---------------------------------------------------
                     (Name and address of agent for service)

        Registrant's telephone number, including area code: 800-622-3863
                                                           ---------------

                   Date of fiscal year end: December 31, 2003
                                            -----------------

                     Date of reporting period: June 30, 2003
                                               --------------

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.


ITEM 1. REPORTS TO STOCKHOLDERS.

                                [GRAHIC OMITTED]


                            THE ARMADA ADVANTAGE FUND
                               SEMI-ANNUAL REPORT
                                  JUNE 30, 2003

[LOGO OMITTED]
ARMADA(R)
ADVANTAGE

THE ARMADA ADVANTAGE FUND

ARMADA ADVANTAGE
BOND FUND

ARMADA ADVANTAGE
INTERNATIONAL EQUITY FUND

ARMADA ADVANTAGE
MID CAP GROWTH FUND

ARMADA ADVANTAGE
SMALL CAP GROWTH FUND



FINANCIAL STATEMENTS
   Financial Highlights ...............................................     1
   Statements of Net Assets ...........................................     2
   Statements of Operations ...........................................    12
   Statements of Changes in Net Assets ................................    13
   Notes to Financial Statements ......................................    15


              -----------------------------------------------------
              NOT FDIC INSURED o NO BANK GUARANTEE o MAY LOSE VALUE
              -----------------------------------------------------

MUTUAL FUNDS INVOLVE RISK, INCLUDING POSSIBLE LOSS OF PRINCIPAL. NATIONAL CITY INVESTMENT MANAGEMENT COMPANY (IMC) SERVES AS INVESTMENT ADVISER TO THE ARMADA ADVANTAGE FUND, FOR WHICH IT RECEIVES AN INVESTMENT ADVISORY FEE. THE ARMADA ADVANTAGE FUND IS DISTRIBUTED BY PROFESSIONAL FUNDS DISTRIBUTOR, LLC ("PFD"), KING OF PRUSSIA, PA 19406. PFD IS NOT AFFILIATED WITH IMC AND IS NOT A BANK. CURRENT PERFORMANCE MAY BE LOWER THAN THE PERFORMANCE FIGURES QUOTED HEREIN DUE TO RECENT MARKET VOLATILITY. FOR MORE COMPLETE INFORMATION ABOUT THE ARMADA ADVANTAGE FUND, INCLUDING CHARGES, EXPENSES, AND PERFORMANCE, PLEASE CONTACT YOUR INVESTMENT PROFESSIONAL OR CALL 1-800-622-FUND (3863) FOR A PROSPECTUS. READ IT CAREFULLY BEFORE YOU INVEST OR SEND MONEY.

FEDERAL INCOME TAX RULES WILL APPLY TO ANY CAPITAL GAINS DISTRIBUTIONS.

FINANCIAL HIGHLIGHTS
THE ARMADA ADVANTAGE FUND
SELECTED PER SHARE DATA AND RATIOS
FOR THE SIX MONTHS ENDED JUNE 30, 2003 (UNAUDITED), AND THE YEARS ENDED
  DECEMBER 31,




         NET ASSET                    REALIZED AND                    DISTRIBUTIONS    NET ASSET
           VALUE,                      UNREALIZED    DIVIDENDS FROM     FROM NET         VALUE,
         BEGINNING  NET INVESTMENT   GAINS (LOSSES)  NET INVESTMENT  REALIZED CAPITAL     END                    NET ASSETS END
         OF PERIOD   INCOME (LOSS)   ON INVESTMENTS      INCOME           GAINS        OF PERIOD  TOTAL RETURN+  OF PERIOD (000)
------------------------------------------------------------------------------------------------------------------------------------
 BOND FUND
------------------------------------------------------------------------------------------------------------------------------------
2003*     $ 9.95       $ 0.15 1          $ 0.13         $(0.00)          $(0.00)         $10.23       2.82%         $ 4,359
2002        9.64         0.37 1            0.50          (0.56)           (0.00)           9.95       8.97            4,540
2001 2      9.68         0.46 1            0.14          (0.64)           (0.00)           9.64       6.32            5,683
2000        9.72         0.67              0.07          (0.78)           (0.00)           9.68       7.84            6,438
1999       10.92         0.96             (1.19)         (0.83)           (0.14)           9.72      (1.96)           7,470
1998       10.70         0.51              0.20          (0.49)           (0.00)          10.92       6.71           12,337
------------------------------------------------------------------------------------------------------------------------------------
 INTERNATIONAL EQUITY FUND
------------------------------------------------------------------------------------------------------------------------------------
2003*     $ 6.20       $ 0.03 1          $ 0.46         $(0.00)          $(0.00)         $ 6.69       7.90%         $ 8,653
2002        7.58         0.01 1           (1.39)         (0.00)           (0.00)           6.20     (18.10)           8,262
2001       12.05        (0.03) 1          (3.19)         (0.00)           (1.25)           7.58     (25.59)          11,404
2000       20.51        (0.18) 1          (3.22)         (0.00)           (5.06)          12.05     (18.27)          16,253
1999       13.83        (0.10) 1           7.54          (0.00)           (0.76)          20.51      55.70           20,584
1998       12.44        (0.10)             1.55          (0.00)           (0.06)          13.83      11.61           18,371
------------------------------------------------------------------------------------------------------------------------------------
 MID CAP GROWTH FUND
------------------------------------------------------------------------------------------------------------------------------------
2003*     $ 2.83       $(0.02) 1         $ 0.41         $(0.00)          $(0.00)         $ 3.22      13.78%         $ 6,591
2002        4.13        (0.04) 1          (1.26)         (0.00)           (0.00)           2.83     (31.48)           6,487
2001       13.63        (0.07) 1          (4.00)         (0.00)           (5.43)           4.13     (19.72)          11,944
2000       21.27        (0.19) 1          (0.29)         (0.00)           (7.16)          13.63      (8.86)          17,882
1999       15.70        (0.41)             7.08          (0.00)           (1.10)          21.27      44.36           22,967
1998       14.23        (0.16)             1.63          (0.00)           (0.00)          15.70      10.33           29,066
------------------------------------------------------------------------------------------------------------------------------------
 SMALL CAP GROWTH FUND
------------------------------------------------------------------------------------------------------------------------------------
2003*     $ 5.83       $(0.06) 1         $ 0.94         $(0.00)          $(0.00)         $ 6.71      15.10%         $ 5,233
2002        9.76        (0.14) 1          (3.79)         (0.00)           (0.00)           5.83     (40.27)           4,903
2001       15.41        (0.19) 1          (2.06)         (0.00)           (3.40)           9.76      (9.41)           9,650
2000       20.77        (0.16) 1          (2.85)         (0.00)           (2.35)          15.41     (16.75)          12,264
1999       16.69        (0.22)             5.16          (0.00)           (0.86)          20.77      31.24           16,473
1998       17.12        (0.20)            (0.23)         (0.00)           (0.00)          16.69      (2.51)          22,454




                                                         RATIO OF NET
                          RATIO OF        RATIO OF        INVESTMENT
          RATIO OF       INVESTMENT      EXPENSES TO   INCOME (LOSS) TO
         EXPENSES TO  INCOME (LOSS) TO   AVERAGE NET     AVERAGE NET       PORTFOLIO
         AVERAGE NET    AVERAGE NET     ASSETS (BEFORE  ASSETS (BEFORE     TURNOVER
           ASSETS          ASSETS        FEE WAIVERS)    FEE WAIVERS)        RATE
------------------------------------------------------------------------------------
 BOND FUND
------------------------------------------------------------------------------------
2003*       2.07%           2.93%            2.07%            2.93%            55%
2002        2.00            3.75             2.00             3.75             87
2001 2      1.72            4.64             1.72             4.64             55
2000        1.71            5.45             1.71             5.45            127
1999        1.29            5.25             1.29             5.25            242
1998        1.44            5.00             1.50             4.94            190
------------------------------------------------------------------------------------
 INTERNATIONAL EQUITY FUND
------------------------------------------------------------------------------------
2003*       2.76%           0.91%            3.26%            0.41%            25%
2002        2.22            0.16             2.72            (0.34)            78
2001        2.28           (0.34)            2.78            (0.84)           131
2000        2.30           (1.08)            2.56            (1.34)           137
1999        2.01           (0.69)            2.01            (0.69)           115
1998        2.05           (0.66)            2.11            (0.72)            73
------------------------------------------------------------------------------------
 MID CAP GROWTH FUND
------------------------------------------------------------------------------------
2003*       1.67%          (1.32)%           2.17%           (1.82)%           57%
2002        1.58           (1.23)            2.08            (1.73)            59
2001        1.35           (0.88)            1.85            (1.38)            89
2000        1.51           (0.91)            1.61            (1.01)           191
1999        1.59           (1.09)            1.59            (1.09)           139
1998        1.51           (0.98)            1.57            (1.04)            71
------------------------------------------------------------------------------------
 SMALL CAP GROWTH FUND
------------------------------------------------------------------------------------
2003*       2.22%          (1.99)%           2.22%           (1.99)%           65%
2002        2.15           (1.87)            2.15            (1.87)           126
2001        1.87           (1.51)            1.87            (1.51)           153
2000        1.67           (0.80)            1.67            (0.80)           145
1999        1.65           (1.08)            1.65            (1.08)           135
1998        1.53           (1.14)            1.60            (1.21)            83

* FOR THE SIX MONTHS ENDED JUNE 30, 2003. ALL RATIOS FOR THE PERIOD HAVE BEEN ANNUALIZED.
+ TOTAL RETURN IS FOR THE PERIOD INDICATED AND HAS NOT BEEN ANNUALIZED.
1 PER SHARE DATA CALCULATED USING AVERAGE SHARES OUTSTANDING METHOD.
2 AS REQUIRED, EFFECTIVE JANUARY 1, 2001, THE BOND FUND IMPLEMENTED THE
  PROVISIONS OF THE AICPA AUDIT AND ACCOUNTING GUIDE, AUDITS OF INVESTMENT COMPANIES, AND BEGAN AMORTIZING PREMIUMS AND DISCOUNTS ON FIXED INCOME SECURITIES. THE EFFECT OF THIS CHANGE FOR THE YEAR ENDED DECEMBER 31, 2001 WAS TO INCREASE NET INVESTMENT INCOME PER SHARE AND DECREASE NET REALIZED AND UNREALIZED GAINS AND LOSSES PER SHARE BY $0.01 AND INCREASE THE RATIO OF NET INVESTMENT INCOME TO AVERAGE NET ASSETS FROM 4.55% TO 4.64%.
SEE NOTES TO FINANCIAL STATEMENTS.

                                                   JUNE 30, 2003 (UNAUDITED)   1

STATEMENT OF NET ASSETS
THE ARMADA ADVANTAGE FUND


BOND FUND
--------------------------------------------------------------------------------
                                                           PAR      VALUE
                                                          (000)     (000)
--------------------------------------------------------------------------------
CORPORATE BONDS -- 33.5%
BASIC MATERIALS -- 0.5%
  Weyerhaeuser
   7.375%, 03/15/32                                        $ 10      $ 12
   6.875%, 12/15/33                                          10        11
                                                                     ----
                                                                       23
--------------------------------------------------------------------------------
COMMERCIAL SERVICES -- 0.1%
  Harrahs Operating
   7.500%, 01/15/09                                           5         6
--------------------------------------------------------------------------------
CONSUMER CYCLICALS -- 1.6%
  Ford Motor
   7.450%, 07/16/31                                          25        23
  Kohl's
   6.000%, 01/15/33                                          20        22
  Target
    3.375%, 03/01/08                                         20        20
    6.350%, 11/01/32                                          5         6
                                                                     ----
                                                                       71
--------------------------------------------------------------------------------
CONSUMER NON-CYCLICALS -- 2.6%
  Coca-Cola Enterprises
   6.750%, 09/15/23                                          10        12
   6.950%, 11/15/26                                          15        18
  Diageo Capital
   4.850%, 05/15/18                                          15        15
  Kroger
   6.375%, 03/01/08                                          10        11
   7.250%, 06/01/09                                          20        23
  Safeway
   7.250%, 02/01/31                                          20        23
  Unilever Capital
   5.900%, 11/15/32                                          10        11
                                                                     ----
                                                                      113
--------------------------------------------------------------------------------
CONSUMER SERVICES -- 2.6%
  AOL Time Warner
   6.875%, 05/01/12                                          10        11
  Clear Channel Communications
   5.750%, 01/15/13                                          20        22
  Comcast Cable Communications
   6.750%, 01/30/11                                          10        12
   7.125%, 06/15/13                                          30        35
  TCI Communications
   9.800%, 02/01/12                                           5         7
  Walt Disney
   5.875%, 12/15/17                                           5         5
  Walt Disney (MTN)
   6.200%, 06/20/14                                          20        22
                                                                     ----
                                                                      114
--------------------------------------------------------------------------------
ENERGY -- 2.6%
  Anadarko Petroleum
   5.375%, 03/01/07                                          15        16
   5.000%, 10/01/12                                          10        11


--------------------------------------------------------------------------------
                                                           PAR      VALUE
                                                          (000)     (000)
--------------------------------------------------------------------------------
ENERGY -- CONTINUED
  Conoco
   6.950%, 04/15/29                                        $ 50      $ 60
  Duke Energy
   5.625%, 11/30/12                                           5         5
  First Energy, Cl B
   6.450%, 11/15/11                                           5         6
  PSE&G Power
   8.625%, 04/15/31                                          10        13
                                                                     ----
                                                                      111
--------------------------------------------------------------------------------
FINANCIALS -- 16.0%
  Bank of America
   5.125%, 11/15/14                                          10        11
  Bank One
   6.000%, 08/01/08                                          35        40
  BB&T
   6.500%, 08/01/11                                          15        18
  Bear Stearns
   6.500%, 05/01/06                                          20        22
   4.000%, 01/31/08                                          40        42
  Cit Group Holdings
   7.750%, 04/02/12                                           5         6
  Citigroup
   5.875%, 02/22/33                                          10        11
  Credit Suisse First Boston
   6.500%, 01/15/12                                          15        17
  First Union National Bank
   7.800%, 08/18/10                                          30        37
  Fleet Financial
   6.875%, 01/15/28                                          30        35
  General Electric Capital
   6.750%, 03/15/32                                          65        76
  General Motors Acceptance
   6.875%, 09/15/11                                          20        20
  Goldman Sachs Group
   6.125%, 02/15/33                                          40        43
  Household Finance
   5.750%, 01/30/07                                           5         6
   6.750%, 05/15/11                                          50        58
  JPMorgan Chase
   6.625%, 03/15/12                                          10        12
   5.750%, 01/02/13                                          15        16
  Lehman Brothers Holdings
   7.000%, 02/01/08                                          50        58
  MBNA
   6.125%, 03/01/13                                          10        11
  Morgan Stanley Dean Witter
   8.000%, 06/15/10                                          30        37
   5.300%, 03/01/13                                          15        16
  News American Holdings
   8.000%, 10/17/16                                           5         6
  US Bank NA
   6.300%, 02/04/14                                          15        18
  Wachovia
   6.950%, 11/01/04                                          20        22


2   JUNE 30, 2003 (UNAUDITED)

                                                         STATEMENT OF NET ASSETS
                                                       THE ARMADA ADVANTAGE FUND

BOND FUND
--------------------------------------------------------------------------------
                                                           PAR      VALUE
                                                          (000)     (000)
--------------------------------------------------------------------------------
CORPORATE BONDS -- CONTINUED
FINANCIALS -- CONTINUED
  Wells Fargo Bank
   6.450%, 02/01/11                                        $ 50      $ 59
                                                                     ----
                                                                      697
--------------------------------------------------------------------------------
INDUSTRIALS -- 1.5%
  Emerson Electric
   5.850%, 03/15/09                                          20        23
  Illinois Tools Works
   5.750%, 03/01/09                                          25        28
  Systems 2001 Asset Trust (A)
   6.664%, 09/15/13                                          12        14
                                                                     ----
                                                                       65
--------------------------------------------------------------------------------
REAL ESTATE -- 0.1%
  Pulte Homes
   6.375%, 05/15/33                                           5         5
--------------------------------------------------------------------------------
REAL ESTATE INVESTMENT TRUST -- 0.1%
  Equity Office Properties Trust
   7.250%, 02/15/18                                           5         6
--------------------------------------------------------------------------------
TECHNOLOGY -- 3.0%
  Boeing Capital
   6.500%, 02/15/12                                          50        56
  Hewlett-Packard
   7.150%, 06/15/05                                          20        22
   5.750%, 12/15/06                                          25        28
  International Business Machines
   4.750%, 11/29/12                                          15        16
  Motorola
   7.625%, 11/15/10                                           5         6
                                                                     ----
                                                                      128
--------------------------------------------------------------------------------
TELECOMMUNICATIONS -- 1.8%
  AT&T
   7.800%, 11/15/11                                           5         6
  AT&T Wireless Services
   7.875%, 03/01/11                                           5         6
  British Telecom PLC
   8.875%, 12/15/30                                           5         7
  Cox Communications
   6.750%, 03/15/11                                          20        23
  Deutsche Telecom
   8.500%, 06/15/10                                          10        12
  France Telecom
   7.750%, 03/01/11                                           5         6
  Sprint Capital (A)
   8.375%, 03/15/12                                           5         6
  Verizon Global Funding
   7.750%, 12/01/30                                          10        13
                                                                     ----
                                                                       79
--------------------------------------------------------------------------------


--------------------------------------------------------------------------------
                                                           PAR      VALUE
                                                          (000)     (000)
--------------------------------------------------------------------------------
TRANSPORTATION -- 0.5%
  CSX
   6.300%, 03/15/12                                        $  5      $  6
  Union Pacific
   6.125%, 01/15/12                                          15        17
                                                                     ----
                                                                       23
--------------------------------------------------------------------------------
UTILITIES -- 0.5%
  Wisconsin Energy
   5.500%, 12/01/08                                          20        22
--------------------------------------------------------------------------------

Total Corporate Bonds (Cost $1,328)                                 1,463
--------------------------------------------------------------------------------
U.S. GOVERNMENT AGENCY MORTGAGE-BACKED OBLIGATIONS -- 25.4%
FEDERAL HOME LOAN MORTGAGE CORPORATION -- 0.6%
   7.000%, 11/01/28                                          24        25
--------------------------------------------------------------------------------
FEDERAL NATIONAL MORTGAGE ASSOCIATION -- 22.5%
   5.735%, 01/01/09                                          47        53
   6.000%, 08/01/28                                         263       274
   6.500%, 01/01/29 to 06/01/32                             626       653
                                                                     ----
                                                                      980
--------------------------------------------------------------------------------
GOVERNMENT NATIONAL MORTGAGE ASSOCIATION-- 2 3%
   6.500%, 09/15/23 to 04/15/29                              95       101
--------------------------------------------------------------------------------

Total U.S. Government Mortgage-Backed
  Obligations (Cost $1,069)                                         1,106
--------------------------------------------------------------------------------
ASSET-BACKED SECURITIES -- 7.4%
AUTOMOTIVE -- 2.4%
  ANRC Auto Owner Trust, Series 2001-A,
   Cl A4
   4.320%, 06/16/08                                         100       104
--------------------------------------------------------------------------------
MORTGAGE RELATED -- 2.3%
  General Motors Acceptance,
   Series 2001-HE-2, Cl IIA4
   6.370%, 09/25/31                                          10        10
  Saxon Asset Securities Trust,
   Series 1999-3, Cl AF6
   7.525%, 06/25/14                                          80        89
                                                                     ----
                                                                       99
--------------------------------------------------------------------------------
OTHER -- 2.7%
  Detroit Edison, Securitization Funding LLC,
   Series 2001-1, Cl A6
   6.620%, 03/01/16                                          50        59
  PSE&G Transition Funding LLC,
   Series 2001-1, Cl A8
   6.890%, 12/15/17                                          50        61
                                                                     ----
                                                                      120
--------------------------------------------------------------------------------

Total Asset-Backed Securities (Cost $290)                             323
--------------------------------------------------------------------------------


                                                   JUNE 30, 2003 (UNAUDITED)   3

STATEMENT OF NET ASSETS
THE ARMADA ADVANTAGE FUND

BOND FUND
--------------------------------------------------------------------------------
                                                           PAR      VALUE
                                                          (000)     (000)
--------------------------------------------------------------------------------
U.S. TREASURY OBLIGATIONS -- 13.3%
U.S. TREASURY BONDS -- 3.1%
   6.250%, 08/15/23                                        $110      $135
--------------------------------------------------------------------------------
U.S. TREASURY NOTES -- 10.2%
   3.250%, 05/31/04                                         100       102
   5.875%, 11/15/04                                         300       319
   4.375%, 05/15/07                                          20        22
                                                                     ----
                                                                      443
--------------------------------------------------------------------------------

Total U.S. Treasury Obligations (Cost $544)                           578
--------------------------------------------------------------------------------
COMMERCIAL MORTGAGE-BACKED SECURITIES -- 5.3%
  First Union National Bank, Series 2001-C4,
   Cl A2
   6.223%, 12/12/33                                          70        81
  First Union-Lehman Brothers-Bank of America,
   Series 1998-C2, Cl A2
   6.560%, 11/15/35                                          60        69
  Prudential Securities Secured Financing,
   Series 1999-NRF1, Cl A2
   6.350%, 09/15/07                                          75        82
--------------------------------------------------------------------------------

Total Commercial Mortgage-Backed Securities (Cost $220)               232
--------------------------------------------------------------------------------
U.S. GOVERNMENT AGENCY OBLIGATIONS -- 5.1%
FEDERAL HOME LOAN MORTGAGE CORPORATION -- 0.3%
   3.500%, 09/15/07                                          10        11
--------------------------------------------------------------------------------
FEDERAL NATIONAL MORTGAGE ASSOCIATION -- 4.8%
   7.000%, 07/15/05                                         190       210
--------------------------------------------------------------------------------

Total U.S. Government Agency Obligations (Cost $218)                  221
--------------------------------------------------------------------------------
COLLATERALIZED MORTGAGE OBLIGATIONS -- 2.8%
  Vendee Mortgage Trust, Series 1999-3, Cl D
   6.500%, 06/15/25                                         115       123
--------------------------------------------------------------------------------

Total Collateralized Mortgage Obligations (Cost $107)                 123
--------------------------------------------------------------------------------


--------------------------------------------------------------------------------
                                                         NUMBER OF   VALUE
                                                           SHARES    (000)
--------------------------------------------------------------------------------
RELATED PARTY MONEY MARKET FUND -- 6.5%
  Armada Money Market Fund, Class I+                      282,203  $  282
--------------------------------------------------------------------------------

Total Related Party Money Market Fund (Cost $282)                     282
--------------------------------------------------------------------------------

Total Investments -- 99.3% (Cost $ 4,058)                           4,328
--------------------------------------------------------------------------------
OTHER ASSETS & LIABILITIES -- 0.7%
  Investment Advisory Fees Payable                                     (2)
  Custody Fees Payable                                                 (1)
  Other Assets & Liabilities                                           34
--------------------------------------------------------------------------------

Total Other Assets & Liabilities; Net:                                 31
--------------------------------------------------------------------------------

TOTAL NET ASSETS -- 100.0%                                         $4,359
--------------------------------------------------------------------------------

NET ASSETS:
  Shares of beneficial interest
   (unlimited authorization -- no par value)                       $4,199
  Undistributed net investment income                                 278
  Accumulated net realized loss on investments                       (388)
  Net unrealized appreciation on investments                          270
--------------------------------------------------------------------------------

Total Net Assets                                                   $4,359
--------------------------------------------------------------------------------
Net Asset Value, Offering and Redemption
  Price Per Share (based on 426,132
  outstanding shares of beneficial interest)                       $10.23
--------------------------------------------------------------------------------

+ SEE NOTE 3 IN NOTES TO FINANCIAL STATEMENTS.
(A) PRIVATE PLACEMENT SECURITY
CL -- CLASS
LLC -- LIMITED LIABILITY COMPANY
MTN -- MEDIUM TERM NOTE
NA -- NATIONAL ASSOCIATION
SEE NOTES TO FINANCIAL STATEMENTS.


4    JUNE 30, 2003 (UNAUDITED)

                                                         STATEMENT OF NET ASSETS
                                                       THE ARMADA ADVANTAGE FUND

INTERNATIONAL EQUITY FUND
--------------------------------------------------------------------------------
                                                         NUMBER OF   VALUE
                                                           SHARES    (000)
--------------------------------------------------------------------------------
FOREIGN COMMON STOCK -- 91.8%
AUSTRALIA -- 1.2%
  John Fairfax Holdings                                    32,122    $ 62
  Origin Energy                                            16,500      45
                                                                     ----
                                                                      107
--------------------------------------------------------------------------------
BELGIUM -- 1.2%
  Brilliance China Automotive Holdings                    100,000      28
  Interbrew                                                 1,080      24
  Umicore#                                                    972      51
                                                                     ----
                                                                      103
--------------------------------------------------------------------------------
CANADA -- 1.1%
  Canadian Natural Resources                                1,000      39
  Research In Motion*                                         500      11
  Talisman Energy                                             930      43
                                                                     ----
                                                                       93
--------------------------------------------------------------------------------
CHINA -- 0.6%
  Huaneng Power                                            45,019      51
--------------------------------------------------------------------------------
DENMARK -- 0.4%
  Novo-Nordisk A/S, Cl B                                    1,108      39
--------------------------------------------------------------------------------
FINLAND -- 1.4%
  Nokia Oyj, ADR                                            5,550      91
  Sampo Oyj, Cl A#                                          3,900      29
                                                                     ----
                                                                      120
--------------------------------------------------------------------------------
FRANCE -- 7.1%
  Aventis, ADR                                              2,108     115
  Axa                                                       2,866      45
  Bouygues                                                  1,570      43
  Carrefour                                                 1,350      66
  L'Oreal#                                                    600      42
  Societe Generale, Cl A                                      500      32
  Suez                                                        900      14
  TotalFinaElf#                                               975     148
  TotalFinaElf, ADR                                           450      34
  Vinci#                                                    1,100      74
                                                                     ----
                                                                      613
--------------------------------------------------------------------------------
GERMANY -- 7.7%
  Allianz                                                     520      43
  BASF#                                                     1,130      48
  Bayerische Motoren Werke                                  1,250      48
  Deutsche Bank#                                            1,470      95
  Deutsche Telekom#                                         4,900      75
  E.ON                                                      1,400      72
  Henkel KGaA                                                 698      43
  Infineon Technologies, ADR                                1,759      17
  SAP, ADR                                                  1,040      31
  Sasol Ltd., ADR                                             500       6
  Schering                                                    775      38
  SGL Carbon*                                               1,394      21
  Siemens#                                                  1,550      76


--------------------------------------------------------------------------------
                                                         NUMBER OF   VALUE
                                                           SHARES    (000)
--------------------------------------------------------------------------------
GERMANY -- CONTINUED
  T-Online*                                                 3,900    $ 40
  Volkswagen#                                                 400      17
                                                                     ----
                                                                      670
--------------------------------------------------------------------------------
GREECE -- 0.5%
  Hellenic Telecom                                          3,520      42
--------------------------------------------------------------------------------
HONG KONG -- 1.1%
  CLP Holdings                                             14,200      62
  Hong Kong Exchanges & Clearing                           24,500      35
                                                                     ----
                                                                       97
--------------------------------------------------------------------------------
IRELAND -- 1.2%
  Allied Irish Banks                                        2,600      39
  Bank of Ireland                                           5,071      61
                                                                     ----
                                                                      100
--------------------------------------------------------------------------------
ITALY -- 5.1%
  Alleanza Assicurazioni                                    3,700      35
  Banca Popolare di Milano*                                14,900      65
  ENI-Ente Nazionale Idrocarburi#                           4,650      70
  Mediolanum#                                               5,000      28
  Riunione Adriatica di Sicurta                             3,600      55
  Saipem                                                    4,808      36
  Telecom Italia                                           11,537     105
  TIM                                                       9,000      44
                                                                     ----
                                                                      438
--------------------------------------------------------------------------------
JAPAN -- 15.2%
  Ajinomoto                                                 2,100      20
  Canon                                                     3,673     169
  Denso                                                     3,000      48
  EISai                                                     1,200      25
  FamilyMart                                                1,200      21
  First Secom                                                 850      25
  Fuji Photo Film                                             800      23
  Honda Motor                                               1,400      53
  Kaneka                                                    4,700      29
  Keyence                                                     350      64
  Matsushita Electric Industrial                            4,500      45
  Mitsubishi Heavy Industries                              12,400      32
  Mitsumi Electric                                          2,000      21
  Nikon                                                     4,700      39
  Nippon Yusen Kabushiki Kaisha                             6,300      25
  Nissin Food Products                                      1,300      27
  NTT Docomo                                                   66     143
  Osaka Gas                                                18,000      44
  Seven - Eleven Japan                                        900      22
  Sharp                                                     3,640      47
  Shin-Etsu Chemical                                        1,750      60
  Shiseido                                                  1,672      16
  SMC                                                         517      44
  Takeda Chemical Industries                                2,380      88
  Toyo Ink Manufacturing#                                   6,675      18


                                                   JUNE 30, 2003 (UNAUDITED)   5

STATEMENT OF NET ASSETS
THE ARMADA ADVANTAGE FUND

INTERNATIONAL EQUITY FUND
--------------------------------------------------------------------------------
                                                         NUMBER OF   VALUE
                                                           SHARES    (000)
--------------------------------------------------------------------------------
JAPAN -- CONTINUED
  Toyota Motor                                              3,530  $   91
  UFJ Holdings                                                 31      45
  Yahoo Japan*#                                                 2      32
                                                                   ------
                                                                    1,316
--------------------------------------------------------------------------------
MEXICO -- 1.9%
  Cemex S.A. de CV, ADR                                     1,990      44
  Fomento Economico Mexicano, ADR                           1,042      43
  Grupo Televisia, ADR                                      1,400      48
  Telefonos de Mexico, ADR                                  1,000      32
                                                                   ------
                                                                      167
--------------------------------------------------------------------------------
NETHERLANDS -- 5.3%
  ABN AMRO Holdings                                         1,800      34
  Aegon NV*#                                                5,832      58
  Heineken                                                  1,080      38
  Hunter Douglas                                              560      19
  IHC Caland                                                  420      22
  ING Group, ADR                                            3,806      66
  Reed Elsevier                                             2,000      24
  Royal Dutch Petroleum, ADR                                3,000     140
  Unilever, ADR                                             1,060      57
                                                                   ------
                                                                      458
--------------------------------------------------------------------------------
NEW ZEALAND -- 0.6%
  Telecom Corp of New Zealand                              16,450      51
--------------------------------------------------------------------------------
NORWAY -- 1.3%
  Norsk Hydro                                               1,024      50
  Telenor                                                  14,900      62
                                                                   ------
                                                                      112
--------------------------------------------------------------------------------
PORTUGAL -- 0.5%
  Portugal Telecom                                          5,430      39
--------------------------------------------------------------------------------
SINGAPORE -- 1.4%
  Capitaland                                               35,500      25
  DBS Group Holdings                                        6,500      38
  Singapore Airlines                                       10,400      61
                                                                   ------
                                                                      124
--------------------------------------------------------------------------------
SOUTH KOREA -- 1.7%
  POSCO, ADR                                                3,182      83
  Samsung Electronics, GDR                                    410      61
                                                                   ------
                                                                      144
--------------------------------------------------------------------------------
SPAIN -- 3.3%
  Acerinox                                                    900      34
  Banco Bilbao Vizcaya Argentaria                           3,455      36
  Gas Natural                                               1,500      30
  Sociedad General de Aguas de Barcelona                    5,900      81
  Telefonica                                                9,129     106
                                                                   ------
                                                                      287
--------------------------------------------------------------------------------


--------------------------------------------------------------------------------
                                                         NUMBER OF   VALUE
                                                           SHARES    (000)
--------------------------------------------------------------------------------
SWEDEN -- 1.1%
  Atlas Copco, Cl A                                        1,000   $  25
  Nordea                                                   9,400      45
  Sandvik                                                  1,046      28
                                                                   ------
                                                                       98
--------------------------------------------------------------------------------
SWITZERLAND -- 6.7%
  Nestle                                                      652     135
  Novartis                                                  2,930     116
  Roche Holding                                             1,520     119
  STMicroelectronics                                          958      20
  Swatch Group, Cl B                                          300      27
  Swisscom                                                    215      61
  UBS*                                                      1,831     102
                                                                   ------
                                                                      580
--------------------------------------------------------------------------------
UNITED KINGDOM -- 24.2%
  Amvescap                                                  5,500      38
  AstraZeneca, ADR                                          1,689      69
  Aviva PLC                                                 5,250      36
  Barclays                                                  9,776      73
  BG Group                                                  7,500      33
  BHP Billiton                                             13,768      72
  BOC Group                                                 3,000      39
  BP                                                       39,769     276
  BP, ADR                                                   2,034      85
  British Sky Broadcasting*                                 1,941      22
  Cadbury Schweppes                                         3,000      18
  Capita Group                                              9,312      35
  Centrica                                                 17,900      52
  Compass Group                                             4,300      23
  Diageo                                                    1,818      19
  Gallaher Group                                            5,050      50
  GlaxoSmithKline, ADR                                      4,500     182
  HBOS                                                      6,000      78
  Hilton Group                                             17,541      53
  HSBC Holdings*                                           16,263     193
  Kingfisher                                               17,700      81
  Land Securities Group                                     2,100      27
  Lloyds TSB Group                                          8,400      60
  National Grid Transco                                     3,300      22
  Royal Bank of Scotland Group                              4,469     125
  Shell Transport & Trading                                11,300      75
  Tesco                                                    21,900      79
  Vodafone Group                                           87,605     171
  Vodafone Group PLC, ADR                                     450       9
                                                                   ------
                                                                    2,095
--------------------------------------------------------------------------------

Total Foreign Common Stock (Cost $7,468)                            7,944
--------------------------------------------------------------------------------


6   JUNE 30, 2003 (UNAUDITED)

                                                         STATEMENT OF NET ASSETS
                                                       THE ARMADA ADVANTAGE FUND

INTERNATIONAL EQUITY FUND


--------------------------------------------------------------------------------
                                                      NUMBER OF       VALUE
                                                  SHARES/PAR (000)    (000)
--------------------------------------------------------------------------------
FOREIGN BONDS -- 1.7%
BRAZIL -- 1.7%
  Federal Republic of Brazil
    11.000%, 08/17/40                                     $164         $150
--------------------------------------------------------------------------------

Total Foreign Bonds (Cost $116)                                         150
--------------------------------------------------------------------------------
RELATED PARTY MONEY MARKET FUND -- 7.5%
  Armada Money Market Fund, Class I+                   646,217          646
--------------------------------------------------------------------------------

Total Related Party Money Market Fund (Cost $646)                       646
--------------------------------------------------------------------------------

Total Investments -- 101.0% (Cost $8,230)                             8,740
--------------------------------------------------------------------------------

Short-Term Investments Held As Collateral
  For Loaned Securities -- 9.1% (Cost $789)++                           789
--------------------------------------------------------------------------------

OTHER ASSETS & LIABILITIES -- (10.1)%
  Investment Advisory Fees Payable                                       (5)
  Custody Fees Payable                                                  (28)
  Payable For Collateral for Loaned Securities                         (789)
  Other Assets & Liabilities                                            (54)
--------------------------------------------------------------------------------

Total Other Assets & Liabilities; Net:                                 (876)
--------------------------------------------------------------------------------

TOTAL NET ASSETS -- 100.0%                                           $8,653
--------------------------------------------------------------------------------

NET ASSETS:
  Shares of beneficial interest
   (unlimited authorization -- no par value)                        $12,106
  Undistributed net investment income                                    17
  Accumulated net realized loss on investments
   and futures                                                       (3,972)
  Net unrealized appreciation on investments
   and futures                                                          501
  Net unrealized appreciation on foreign
   currency and translation of other assets
   and liabilities in foreign currency                                    1
--------------------------------------------------------------------------------

Total Net Assets                                                     $8,653
--------------------------------------------------------------------------------

Net Asset Value, Offering and Redemption
  Price Per Share (based on 1,293,039
  outstanding shares of beneficial interest)                          $6.69
--------------------------------------------------------------------------------
*  NON-INCOME PRODUCING SECURITY
#  SECURITY FULLY OR PARTIALLY ON LOAN
+  SEE NOTE 3 IN NOTES TO FINANCIAL STATEMENTS.
++ SEE NOTE 7 IN NOTES TO FINANCIAL STATEMENTS.
ADR -- AMERICAN DEPOSITORY RECEIPT
CL -- CLASS
GDR -- GLOBAL DEPOSITORY RECEIPT


At June 30, 2003, sector diversification of the Fund was as follows:

                                                    % OF NET           VALUE
SECTOR DIVERSIFICATION                               ASSETS            (000)
-------------------------                           ---------         --------
FOREIGN COMMON STOCK
  Basic Materials                                       5.0%           $  433
  Commercial Services                                   3.8%              326
  Consumer Cyclicals                                    8.2%              712
  Consumer Non-Cyclicals                                6.2%              540
  Consumer Services                                     1.7%              147
  Energy                                               14.6%            1,265
  Financials                                           18.2%            1,577
  Healthcare                                            9.1%              791
  Industrials                                           3.4%              297
  Technology                                            5.6%              484
  Telecommunications                                   13.9%            1,202
  Utilities                                             2.0%              170
                                                     -------           ------
  TOTAL FOREIGN COMMON STOCK                           91.8%            7,944
FOREIGN BONDS                                           1.7%              150
MONEY MARKET FUND                                       7.5%              646
                                                     -------           ------
  TOTAL INVESTMENTS                                   101.0%            8,740
SHORT TERM INVESTMENTS HELD AS
  COLLATERAL FOR LOANED SECURITIES                      9.1%              789
OTHER ASSETS AND LIABILITIES, NET                     (10.1)%            (876)
                                                     -------           ------
NET ASSETS                                            100.0%           $8,653
                                                     =======           ======

SEE NOTES TO FINANCIAL STATEMENTS.


                                                   JUNE 30, 2003 (UNAUDITED)   7

STATEMENT OF NET ASSETS
THE ARMADA ADVANTAGE FUND

MID CAP GROWTH FUND
--------------------------------------------------------------------------------
                                                         NUMBER OF   VALUE
                                                           SHARES    (000)
--------------------------------------------------------------------------------
COMMON STOCK -- 96.9%
BASIC MATERIALS -- 2.1%
  Freeport-McMoran Copper & Gold, Cl B#                     3,500  $   86
  Praxair                                                     900      54
                                                                   ------
                                                                      140
--------------------------------------------------------------------------------
COMMERCIAL SERVICES -- 7.7%
  Affiliated Computer Services, Cl A*#                      1,850      84
  DST Systems*#                                             2,050      78
  Equifax                                                   2,450      64
  Fiserv*#                                                  2,950     105
  Lamar Advertising*#                                       1,200      42
  Moody's                                                     700      37
  Sungard Data Systems*                                     2,550      66
  Viad                                                      1,200      27
                                                                   ------
                                                                      503
--------------------------------------------------------------------------------
CONSUMER CYCLICALS -- 11.1%
  Abercrombie & Fitch*                                      1,750      50
  Advance Auto Parts*                                         600      37
  Autozone*#                                                  450      34
  Coach*                                                      650      32
  Family Dollar Stores                                      1,750      67
  Michael's Stores*#                                        1,450      55
  MSC Industrial Direct*                                    2,350      42
  O'Reilly Automotive*#                                     1,200      40
  Reebok*                                                   1,300      44
  Ross Stores                                                 950      41
  Staples*                                                  4,800      88
  Tiffany                                                   1,050      34
  TJX                                                       6,850     129
  Williams-Sonoma*                                          1,350      39
                                                                   ------
                                                                      732
--------------------------------------------------------------------------------
CONSUMER NON-CYCLICAL -- 1.8%
  Newell Rubbermaid#                                        1,750      49
  Pepsi Bottling Group                                      1,250      25
  Performance Food Group*#                                  1,250      46
                                                                   ------
                                                                      120
--------------------------------------------------------------------------------
CONSUMER SERVICES -- 6.6%
  Boyd Gaming*                                              2,750      47
  Brinker*                                                    950      34
  Cox Radio, Cl A*                                          1,450      34
  Harman International Industries#                            650      51
  Hilton Hotels                                             5,150      66
  International Game Technology                               550      56
  New York Times, Cl A                                      1,150      52
  Station Casinos*                                          2,200      56
  Univision Communications, Cl A*#                          1,200      37
                                                                   ------
                                                                      433
--------------------------------------------------------------------------------
ENERGY -- 7.7%
  Apache                                                      795      52
  BJ Services*                                              1,450      54
  Cooper Cameron*                                           1,000      50


--------------------------------------------------------------------------------
                                                         NUMBER OF   VALUE
                                                           SHARES    (000)
--------------------------------------------------------------------------------
ENERGY -- CONTINUED
  Devon Energy                                                929  $   50
  ENSCO                                                     2,300      62
  Grant Prideco*                                            3,850      45
  Nabors Industries*                                        1,250      49
  National-Oilwell*                                         2,150      48
  Smith International*#                                     1,250      46
  XTO Enegy                                                 2,550      51
                                                                   ------
                                                                      507
--------------------------------------------------------------------------------
FINANCIALS -- 6.8%
  ACE                                                       1,550      53
  Affiliated Managers Group*                                  950      58
  Concord EFS*                                              3,450      51
  Countrywide Credit#                                         700      49
  Neuberger Berman                                            450      18
  Progressive#                                                450      33
  RenaissanceRe Holdings                                    1,250      57
  Waddell & Reed Financial                                  2,050      52
  Willis Group Holdings                                     2,525      78
                                                                   ------
                                                                      449
--------------------------------------------------------------------------------
HEALTHCARE -- 20.4%
  Allergan                                                    850      66
  AmerisourceBergen#                                          950      66
  Barr Laboratories*                                          850      56
  Biogen*                                                   1,550      59
  Biomet                                                    1,750      50
  Caremark Rx*                                              3,500      90
  Cephalon*#                                                1,300      53
  Charles River Laboratories*#                              1,600      51
  Cytyc*                                                    6,300      66
  First Health Group*                                       4,600     127
  Gilead Sciences*#                                           850      47
  Human Genome Sciences*                                    2,950      38
  Idec Pharmaceuticals*                                       900      31
  Laboratory of America Holdings*                           2,650      80
  Medimmune*                                                1,800      65
  Mylan Laboratories                                        1,250      43
  Omnicare#                                                 2,750      93
  Priority Healthcare, Cl B*#                               1,650      31
  SICOR*                                                    2,400      49
  St. Jude Medical*                                         1,100      63
  Steris*                                                   2,450      57
  Zimmer Holdings*                                          1,450      65
                                                                   ------
                                                                    1,346
--------------------------------------------------------------------------------
TECHNOLOGY -- 32.0%
  Altera*                                                   3,050      50
  Atmel*                                                   24,800      63
  Autodesk                                                  2,000      32
  Avocent*                                                  1,700      51
  AVX                                                       6,600      72
  BEA Systems*#                                             4,250      46
  BMC Software*                                             4,600      75
  Broadcom, Cl A*                                           3,200      80


8   JUNE 30, 2003 (UNAUDITED)

                                                         STATEMENT OF NET ASSETS
                                                       THE ARMADA ADVANTAGE FUND

MID CAP GROWTH FUND

--------------------------------------------------------------------------------
                                                         NUMBER OF  VALUE
                                                           SHARES   (000)
--------------------------------------------------------------------------------
TECHNOLOGY -- CONTINUED
  Brocade Communications Systems*                           6,900  $   41
  CIENA*                                                    6,400      33
  Computer Sciences*#                                       1,550      59
  Documentum*                                               2,150      42
  Empresa Bras de Aeronautica, ADR                          3,396      65
  Emulex*#                                                  3,050      69
  Integrated Device Technology*                             4,050      45
  Interactive Group*#                                       1,440      57
  Intuit*                                                   2,050      91
  ITT Industries                                              700      46
  JDS Uniphase*                                            13,000      46
  Juniper Networks#                                         2,400      30
  Kla-Tencor*#                                              1,700      79
  Lawson Software*#                                        10,050      78
  Lexmark*                                                    900      64
  Marvel Technology Group Ltd*                              2,150      74
  McDATA*                                                   4,850      71
  Mercury Interactive*#                                     1,100      42
  Microchip Technology#                                     2,100      52
  National Semiconductor*                                   1,550      31
  NetScreen Technologies*                                   2,950      66
  Novellus Systems*#                                        1,850      68
  Peoplesoft*#                                              4,000      70
  Semtech*                                                  3,100      44
  Siebel Systems*                                           3,000      29
  Symantec*                                                 1,800      79
  Symbol Technologies#                                      4,650      60
  Tech Data*#                                               1,800      48
  Western Digital*                                          5,900      61
                                                                   ------
                                                                    2,109
--------------------------------------------------------------------------------
TRANSPORTATION -- 0.7%
  Southwest Airlines#                                       2,750      47
--------------------------------------------------------------------------------

Total Common Stock (Cost $6,028)                                    6,386
--------------------------------------------------------------------------------
RELATED PARTY MONEY MARKET FUND -- 3.0%
  Armada Money Market Fund, Class I+                      195,914     196
--------------------------------------------------------------------------------

Total Related Party Money Market Fund (Cost $196)                     196
--------------------------------------------------------------------------------

Total Investments -- 99.9% (Cost $6,224)                            6,582
--------------------------------------------------------------------------------


--------------------------------------------------------------------------------
                                                                   VALUE
                                                                   (000)
--------------------------------------------------------------------------------

Short-Term Investments Held As Collateral
For Loaned Securities -- 30.8% (Cost $2,034)++                    $ 2,034
--------------------------------------------------------------------------------

OTHER ASSETS & LIABILITIES -- (30.7)%
  Investment Advisory Fees Payable                                     (2)
  Custody Fees Payable                                                 (1)
  Payable For Collateral For Loaned Securities                     (2,034)
  Other Assets & Liabilities                                           12
--------------------------------------------------------------------------------

Total Other Assets & Liabilities; Net:                             (2,025)
--------------------------------------------------------------------------------

TOTAL NET ASSETS -- 100.0%                                        $ 6,591
--------------------------------------------------------------------------------

NET ASSETS:
  Shares of beneficial interest
   (unlimited authorization -- no par value)                      $11,955
  Accumulated net investment loss                                     (41)
  Accumulated net realized loss on investments                     (5,681)
  Net unrealized appreciation on investments                          358
--------------------------------------------------------------------------------

Total Net Assets                                                  $ 6,591
--------------------------------------------------------------------------------
Net Asset Value, Offering and Redemption
  Price Per Share (based on 2,048,581
  outstanding shares of beneficial interest)                      $  3.22
--------------------------------------------------------------------------------

*  NON-INCOME PRODUCING SECURITY
#  SECURITY FULLY OR PARTIALLY ON LOAN
+  SEE NOTE 3 IN  NOTES  TO  FINANCIAL  STATEMENTS.
++ SEE  NOTE 7 IN  NOTES  TO  FINANCIAL STATEMENTS.
ADR -- AMERICAN  DEPOSITORY  RECEIPT
CL -- CLASS
SEE  NOTES  TO FINANCIAL STATEMENTS.

                                                   JUNE 30, 2003 (UNAUDITED)   9

STATEMENT OF NET ASSETS
THE ARMADA ADVANTAGE FUND


SMALL CAP GROWTH FUND

--------------------------------------------------------------------------------
                                                         NUMBER OF   VALUE
                                                           SHARES    (000)
--------------------------------------------------------------------------------

COMMON STOCK -- 99.0%
BASIC MATERIALS -- 0.9%
  Maverick Tube*#                                           2,350    $ 45
--------------------------------------------------------------------------------
COMMERCIAL SERVICES -- 6.3%
  Advisory Board*#                                            950      39
  Arbitron*                                                   950      34
  CACI International, Cl A*                                   950      33
  Exult*                                                    3,100      27
  Fair Isaac                                                  650      33
  Getty Images*                                               650      27
  Kforce*                                                   6,500      31
  Labor Ready*                                              5,800      42
  Mantech, Cl A*                                            2,000      38
  MPS Group*                                                3,850      26
                                                                     ----
                                                                      330
--------------------------------------------------------------------------------
CONSUMER CYCLICALS -- 7.4%
  Abercrombie & Fitch*                                      1,400      40
  Aeropostale*                                              1,600      34
  Cost Plus of California*                                  1,000      35
  Finish Line, Cl A*                                        1,300      29
  Gymboree*                                                 1,950      33
  Michael's Stores*#                                          950      36
  Movie Gallery*                                            1,500      28
  O'Reilly Automotive*#                                     1,000      33
  Pacific Sunwear*                                          1,650      40
  The Children's Place Retail Stores*#                      2,150      43
  Timberland, Cl A*                                           650      34
                                                                     ----
                                                                      385
--------------------------------------------------------------------------------
CONSUMER NON-CYCLICAL -- 1.3%
  Nature's Bounty*                                          2,250      47
  Panera Bread, Cl A*                                         550      22
                                                                     ----
                                                                       69
--------------------------------------------------------------------------------
CONSUMER SERVICES -- 10.3%
  Alliance Gaming*                                          2,150      41
  Boyd Gaming*                                              2,100      36
  California Pizza Kitchen*                                 1,700      37
  Cox Radio, Cl A*                                          1,450      34
  Entercom Communications*                                  1,000      49
  Hearst-Argyle Television*                                 2,050      53
  Lin TV, Cl A*                                             1,250      29
  Penn National Gaming*                                     2,000      41
  Radio One, Cl A*                                          2,000      36
  Ruby Tuesday#                                             1,550      38
  Sirius Satellite Radio*#                                 16,750      28
  Spanish Broadcasting*                                     4,050      33
  Station Casinos*                                          1,600      40
  Tivo*#                                                    3,700      45
                                                                     ----
                                                                      540
--------------------------------------------------------------------------------
ENERGY -- 8.7%
  Comstock Resources*                                       2,150      29
  Evergreen Resources*#                                       600      33
  Global Industries*                                        7,150      34
  Grant Prideco*                                            3,200      38


--------------------------------------------------------------------------------
                                                         NUMBER OF   VALUE
                                                           SHARES    (000)
--------------------------------------------------------------------------------

ENERGY -- CONTINUED
  Grey Wolf*                                               10,900    $ 44
  National-Oilwell*                                         1,750      39
  Patterson-UTI Energy*                                     1,750      57
  Rowan*#                                                   2,200      49
  Superior Energy Services*                                 5,800      55
  Ultra Petroleum*                                          3,650      47
  Varco*                                                    1,600      31
                                                                     ----
                                                                      456
--------------------------------------------------------------------------------
FINANCIALS -- 9.0%
  Affiliated Managers Group*#                                 750      46
  Bankunited Financial, Cl A*                               1,000      20
  Brookline Bancorp                                         3,800      53
  East-West Bancorp                                           850      31
  Erie Indemnity, Cl A                                      1,250      52
  Investors Financial Services                              1,550      45
  Janus Capital Group                                       2,350      38
  Knight Trading Group*                                     6,050      38
  Neuberger Berman                                            350      14
  Raymond James Financial#                                  1,400      46
  RenaissanceRe Holdings                                    1,350      61
  Southwest Bancorp of Texas*                                 850      28
                                                                     ----
                                                                      472
--------------------------------------------------------------------------------
HEALTHCARE -- 17.4%
  Able Laboratories*                                        1,200      24
  Accredo Health*                                           1,208      26
  Advanced Neuromodulation Systems*#                          550      28
  Affymetrix*                                               1,100      22
  Amerigroup*#                                                800      30
  Amsurg*                                                   1,000      30
  Angiotech Pharmaceuticals*                                1,100      45
  Cephalon*#                                                1,200      49
  Charles River Laboratories*                                 950      31
  Coventry Health Care*                                       800      37
  CV Therapeutics*                                            750      22
  Dendreon*#                                                3,200      19
  Exact Sciences*                                           2,250      25
  Gen-Probe*                                                  750      31
  Genta*#                                                   3,200      43
  Guilford Pharmaceuticals*#                                4,850      22
  Human Genome Sciences*                                    2,700      34
  Integra LifeSciences Holdings*#                           1,450      38
  KOS Pharmaceuticals*#                                     1,200      28
  LifePoint Hospitals*                                      1,600      34
  Medarex*                                                  4,950      33
  Merit Medical Systems*                                    2,000      40
  Mid Atlantic Medical Services*                              850      44
  Neurocrine Biosciences*                                     500      25
  Pharmaceutical Resources*                                   550      27
  Priority Healthcare, Cl B*#                               2,050      38
  Renal Care Group*                                           800      28
  Steris*                                                   1,700      39
  Targeted Genetics*                                       11,423      21
                                                                     ----
                                                                      913
--------------------------------------------------------------------------------


10   JUNE 30, 2003 (UNAUDITED)

                                                         STATEMENT OF NET ASSETS
                                                       THE ARMADA ADVANTAGE FUND

SMALL CAP GROWTH FUND

--------------------------------------------------------------------------------
                                                         NUMBER OF   VALUE
                                                           SHARES    (000)
--------------------------------------------------------------------------------
INDUSTRIALS -- 3.6%
  Agco*                                                     1,250  $   21
  Clarcor                                                     850      33
  Hughes Supply                                             1,100      38
  Stericycle*                                                 800      31
  Waste Connections*                                        1,200      42
  Wilson Greatbatch Technologies*                             600      22
                                                                   ------
                                                                      187
--------------------------------------------------------------------------------
TECHNOLOGY -- 33.5%
  Actel*#                                                   1,250      26
  Activision*#                                              2,925      38
  Adaptec*                                                  4,550      35
  Advanced Fibre Communication*                             2,350      38
  Arris Group*#                                             5,050      25
  ASM*                                                      1,600      24
  ATMI*                                                     1,000      25
  Avid Technology*#                                           750      26
  Avocent*                                                  1,300      39
  Borland Software*                                         3,700      36
  Brocade Communications Systems*                           5,150      30
  Brooks Automation*#                                       2,150      24
  ChipPAC, Cl A*                                            3,670      28
  Cymer*#                                                   1,200      38
  Cypress Semiconductor*                                    3,400      41
  Documentum*                                               1,900      37
  Emulex*#                                                  1,650      38
  Entegris*                                                 2,250      30
  EPIQ Systems*#                                            2,200      38
  Fairchild Semiconductor, Cl A*                            2,250      29
  Flir System*                                                850      26
  Hyperion Solutions*                                         950      32
  Ingram Micro, Cl A*                                       3,500      38
  Integrated Device Technology*                             3,500      39
  Intergraph*                                               1,800      39
  Itron*#                                                   1,700      37
  Kulicke & Soffa Industries*#                              5,100      33
  Manhattan Associates*#                                    1,550      40
  McDATA*                                                   3,100      45
  MRO Software*                                             5,050      44
  NETIQ*                                                    2,300      36
  NetScreen Technologies*                                   1,550      35
  O2Micro International*                                    2,250      36
  OAK Technology*                                           3,950      25
  Photon Dynamics*                                          1,000      28
  Pinnacle Systems*                                         2,800      30
  Planar Systems*                                           2,500      49
  Plexus*#                                                  4,050      47
  PMC-Sierra*#                                              4,050      48
  Priceline.Com*                                            1,708      38
  Radisys*                                                  2,373      31
  Semtech*#                                                 2,600      37
  Silicon Storage Technology*                               7,750      32
  Skyworks Solutions*                                       5,200      35
  Sonic Solutions*#                                         3,500      30
  Trident Microsystems*                                     4,400      40


--------------------------------------------------------------------------------
                                                         NUMBER OF   VALUE
                                                           SHARES    (000)
--------------------------------------------------------------------------------
TECHNOLOGY -- CONTINUED
  United Defense Industries*                                1,250  $   32
  United Online*                                            1,050      27
  Varian*                                                     900      31
  Websense*                                                 2,550      40
  Zoran*#                                                   1,400      27
                                                                   ------
                                                                    1,752
--------------------------------------------------------------------------------
TRANSPORTATION -- 0.6%
Knight Transportation*                                      1,250      31
--------------------------------------------------------------------------------

WARRANTS -- 0.0%
  American Banknote,
   Expiration date 10/01/07*                                  721      --
--------------------------------------------------------------------------------

Total Common Stock (Cost $4,653)                                    5,180
--------------------------------------------------------------------------------
RELATED PARTY MONEY MARKET FUND -- 0.8%
  Armada Money Market Fund, Class I+                       41,631      42
--------------------------------------------------------------------------------

Total Related Party Money Market Fund (Cost $42)                       42
--------------------------------------------------------------------------------

Total Investments -- 99.8% (Cost $4,695)                            5,222
--------------------------------------------------------------------------------

Short-Term Investments Held As Collateral
  For Loaned Securities -- 24.3% (Cost $1,270)++                    1,270
--------------------------------------------------------------------------------
OTHER ASSETS & LIABILITIES -- (24.1)%
  Investment Advisory Fees Payable                                     (5)
  Custody Fees Payable                                                 (1)
  Payable For Collateral For Loaned Securities                     (1,270)
  Other Assets & Liabilities                                           17
--------------------------------------------------------------------------------

Total Other Assets & Liabilities; Net:                             (1,259)
--------------------------------------------------------------------------------

TOTAL NET ASSETS -- 100.0%                                        $ 5,233
--------------------------------------------------------------------------------

NET ASSETS:
  Shares of beneficial interest
   (unlimited authorization -- no par value)                      $ 8,295
  Accumulated net investment loss                                     (48)
  Accumulated net realized loss on investments
   and futures                                                     (3,541)
  Net unrealized appreciation on investments                          527
--------------------------------------------------------------------------------

Total Net Assets                                                  $ 5,233
--------------------------------------------------------------------------------
Net Asset Value, Offering and Redemption
  Price Per Share (based on 779,587
  outstanding shares of beneficial interest)                        $6.71
--------------------------------------------------------------------------------

*  NON-INCOME PRODUCING SECURITY
#  SECURITY FULLY OR PARTIALLY ON LOAN
+  SEE NOTE 3 IN  NOTES  TO  FINANCIAL  STATEMENTS.
++ SEE  NOTE 7 IN  NOTES  TO  FINANCIAL STATEMENTS.
CL -- CLASS
SEE NOTES TO FINANCIAL STATEMENTS.

                                                  JUNE 30, 2003 (UNAUDITED)   11

FINANCIAL STATEMENTS
THE ARMADA ADVANTAGE FUND

--------------------------------------------------------------------------------
 STATEMENTS OF OPERATIONS (000)
--------------------------------------------------------------------------------


                                                                         SIX MONTHS ENDED JUNE 30, 2003 (UNAUDITED)
                                                                ---------------------------------------------------------------
                                                                              INTERNATIONAL       MID CAP         SMALL CAP
                                                                  BOND           EQUITY           GROWTH           GROWTH
                                                                  FUND            FUND             FUND             FUND
-------------------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME:
Interest                                                          $110           $  13              $ --             $ 1
Dividends                                                           --             147                10               3
Securities lending income                                           --               2                 1               1
Less: foreign taxes withheld                                        --             (14)               --              --
-------------------------------------------------------------------------------------------------------------------------------

Total Investment Income                                            110             148                11               5
-------------------------------------------------------------------------------------------------------------------------------

EXPENSES:
Investment advisory fees                                            12              46                31              24
Administration fees                                                  2               3                 2               2
Custodian fees                                                       3              39                 3               3
Professional fees                                                   22              32                23              17
Transfer agent fees                                                  2               2                 1               2
Printing and shareholder reports                                     5               9                 7               5
Miscellaneous fees                                                  --              --                 1              --
-------------------------------------------------------------------------------------------------------------------------------

Total Expenses                                                      46             131                68              53
-------------------------------------------------------------------------------------------------------------------------------

LESS:
   Waiver of Investment advisory fees                               --             (20)              (16)             --
-------------------------------------------------------------------------------------------------------------------------------

   Net Expenses                                                     46             111                52              53
-------------------------------------------------------------------------------------------------------------------------------

Net Investment Income (Loss)                                        64              37               (41)            (48)
-------------------------------------------------------------------------------------------------------------------------------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized gain (loss) on investments sold                        94            (201)             (136)            (19)
Net realized gain (loss) on futures                                 --              24                --             (13)
Net realized gain on foreign currency transactions                  --              33                --              --
Net change in unrealized appreciation (depreciation)
  on investments                                                   (35)            769               976             772
Net change in unrealized appreciation (depreciation) on futures     --             (11)               --               6
Net change in unrealized appreciation (depreciation) on
   foreign currency translation                                     --              (5)               --              --
-------------------------------------------------------------------------------------------------------------------------------

Net gain on investments                                             59             609               840             746
-------------------------------------------------------------------------------------------------------------------------------

Net increase in net assets resulting from operations              $123           $ 646             $ 799            $698
===============================================================================================================================

SEE NOTES TO FINANCIAL STATEMENTS.

12   JUNE 30, 2003 (UNAUDITED)

                                                            FINANCIAL STATEMENTS
                                                       THE ARMADA ADVANTAGE FUND

--------------------------------------------------------------------------------
 STATEMENTS OF CHANGES IN NET ASSETS (000)
--------------------------------------------------------------------------------


                                                                   BOND FUND                       INTERNATIONAL EQUITY FUND
                                                       ----------------------------------------------------------------------------
                                                        SIX MONTHS             YEAR              SIX MONTHS            YEAR
                                                           ENDED               ENDED                ENDED              ENDED
                                                       JUNE 30, 2003       DECEMBER 31,         JUNE 30, 2003      DECEMBER 31,
                                                        (UNAUDITED)            2002              (UNAUDITED)           2002
-----------------------------------------------------------------------------------------------------------------------------------
FROM INVESTMENT ACTIVITIES:
OPERATIONS:
Net investment income                                      $  64            $   197                 $  37            $    16
Net realized gain (loss) on investments,
   futures and foreign currency transactions                  94                 93                  (144)            (2,157)
Net change in unrealized appreciation
   (depreciation) on investments, futures
   and foreign currency translation                          (35)               160                   753                177
-----------------------------------------------------------------------------------------------------------------------------------

Net increase (decrease) in net assets
   resulting from operations                                 123                450                   646             (1,964)
-----------------------------------------------------------------------------------------------------------------------------------

DIVIDENDS TO SHAREHOLDERS:
Dividends from
   net investment income                                      --               (283)                   --                 --
-----------------------------------------------------------------------------------------------------------------------------------

Total dividends                                               --               (283)                   --                 --
-----------------------------------------------------------------------------------------------------------------------------------

CAPITAL TRANSACTIONS:
Proceeds from shares issued                                   65                182                    80                290
Dividends reinvested                                          --                283                    --                 --
Value of shares redeemed                                    (369)            (1,775)                 (335)            (1,468)
-----------------------------------------------------------------------------------------------------------------------------------

Decrease in net assets from capital transactions            (304)            (1,310)                 (255)            (1,178)
-----------------------------------------------------------------------------------------------------------------------------------

Total increase (decrease) in net assets                     (181)            (1,143)                  391             (3,142)
-----------------------------------------------------------------------------------------------------------------------------------

NET ASSETS:
Beginning of period                                        4,540              5,683                 8,262             11,404
-----------------------------------------------------------------------------------------------------------------------------------

End of period                                             $4,359             $4,540                $8,653            $ 8,262
===================================================================================================================================

CAPITAL SHARE TRANSACTIONS:
Shares issued                                                  6                 19                    12                 41
Shares reinvested                                             --                 29                    --                 --
Shares redeemed                                              (36)              (181)                  (52)              (213)
-----------------------------------------------------------------------------------------------------------------------------------

Net decrease                                                 (30)              (133)                  (40)              (172)
===================================================================================================================================

SEE NOTES TO FINANCIAL STATEMENTS.

                                                  JUNE 30, 2003 (UNAUDITED)   13

FINANCIAL STATEMENTS
THE ARMADA ADVANTAGE FUND

--------------------------------------------------------------------------------
 STATEMENTS OF CHANGES IN NET ASSETS (000)
--------------------------------------------------------------------------------


                                                              MID CAP GROWTH FUND                    SMALL CAP GROWTH FUND
                                                       ----------------------------------------------------------------------------
                                                        SIX MONTHS            YEAR               SIX MONTHS            YEAR
                                                           ENDED              ENDED                 ENDED              ENDED
                                                       JUNE 30, 2003       DECEMBER 31,         JUNE 30, 2003      DECEMBER 31,
                                                        (UNAUDITED)           2002               (UNAUDITED)           2002
-----------------------------------------------------------------------------------------------------------------------------------
FROM INVESTMENT ACTIVITIES:
OPERATIONS:
Net investment loss                                      $   (41)           $  (108)               $  (48)           $  (126)
Net realized loss on investments, futures and
   foreign currency transactions                            (136)            (2,265)                  (32)            (1,928)
Net change in unrealized appreciation
   (depreciation) on investments, futures
   and foreign currency translation                          976             (1,124)                  778             (1,629)
-----------------------------------------------------------------------------------------------------------------------------------

Net increase (decrease) in net assets
   resulting from operations                                 799             (3,497)                  698             (3,683)
-----------------------------------------------------------------------------------------------------------------------------------

CAPITAL TRANSACTIONS:
Proceeds from shares issued                                  362                534                   369                297
Value of shares redeemed                                  (1,057)            (2,494)                 (737)            (1,361)
-----------------------------------------------------------------------------------------------------------------------------------

Decrease in net assets from capital transactions            (695)            (1,960)                 (368)            (1,064)
-----------------------------------------------------------------------------------------------------------------------------------

Total increase (decrease) in net assets                      104             (5,457)                  330             (4,747)
-----------------------------------------------------------------------------------------------------------------------------------

NET ASSETS:
Beginning of period                                        6,487             11,944                 4,903              9,650
-----------------------------------------------------------------------------------------------------------------------------------

End of period                                            $ 6,591            $ 6,487                $5,233            $ 4,903
===================================================================================================================================

CAPITAL SHARE TRANSACTIONS:
Shares issued                                                 59                159                     3                 39
Shares redeemed                                             (303)              (757)                  (65)              (185)
-----------------------------------------------------------------------------------------------------------------------------------

Net decrease                                                (244)              (598)                  (62)              (146)
===================================================================================================================================

SEE NOTES TO FINANCIAL STATEMENTS.


14   JUNE 30, 2003 (UNAUDITED)

                                                   NOTES TO FINANCIAL STATEMENTS
                                                       THE ARMADA ADVANTAGE FUND


1. ORGANIZATION:

The Armada  Advantage  Fund (the  "Trust") is  registered  under the  Investment
Company Act of 1940, as amended (the "1940 Act"), as an open-end management investment company authorized to issue an unlimited number of shares which are shares of beneficial interest without par value. The Trust presently offers portfolio of shares of the Bond Fund, Equity Growth Fund, International Equity Fund, Mid Cap Growth Fund and Small Cap Growth Fund. These financial statements and related notes pertain to the Bond, International Equity, Mid Cap Growth and Small Cap Growth Funds, (collectively, "the Funds" and individually, a "Fund"). Sales of shares of the Funds may only be made to separate accounts of various life insurance companies ("Participating Insurance Companies") and certain qualified benefit plans. As of June 30, 2003, Security Benefit Life Insurance Company is a Participating Insurance Company for the Bond, International Equity, Mid Cap Growth and Small Cap Growth Funds. Additionally, Hartford Life Insurance Company is a Participating Insurance Company for the Equity Growth, International Equity and Mid Cap Growth Funds.

2. SIGNIFICANT ACCOUNTING POLICIES:

The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

The following is a summary of significant accounting policies followed by the Funds.

SECURITIES VALUATION:

Investment securities of the Funds that are listed on a securities exchange or quoted on a national market system, and for which market quotations are readily available, are valued at the last quoted sales price at the close of trading on the New York Stock Exchange (normally 4:00 p.m., Eastern Time). If there is no such reported sale, these securities (particularly fixed income securities) and unlisted securities for which market quotations are not readily available, are valued at the mean between the most recent bid and asked prices. However, certain fixed income prices furnished by pricing services may be based on methods which include consideration of yields or prices of bonds of comparable quality, coupon, maturity and type; indications as to values from dealers; and general market conditions. The pricing services may also employ electronic data processing techniques and matrix systems to determine value. Short-term obligations with maturities of 60 days or less may be valued at amortized cost. Foreign securities are valued based upon quotations from the primary market in which they are traded, and are translated from the local currency into U.S. dollars using current exchange rates. In addition, if quotations are not readily available, or if the values have been materially affected by events occurring after the closing of a foreign market, assets may be valued by another method that the Board of Trustees believes accurately reflects fair value.

Some Funds hold securities that are listed on foreign exchanges. These securities may trade on weekends or other days when the Funds do not calculate an NAV. As a result, the market value of these Funds' investments may change on days when you cannot buy and sell shares of a Fund.

SECURITY TRANSACTIONS AND INVESTMENT INCOME:

Security transactions are recorded on trade date. Realized gains and losses on investments sold are recorded on the identified cost basis. Interest income is accrued on a daily basis. Discounts and market premiums are amortized and classified as interest income over the lives of the respective securities. Paydown gains and losses are classified as interest income. Dividends are recorded on the ex-dividend date. The Funds may be subject to taxes imposed by countries in which they invest with respect to their investments in issuers existing or operating in such countries. Such taxes are generally based on income earned. The Funds accrue such taxes when the related income is earned. Expenses common to all of the Funds in the Trust are allocated among the Funds on the basis of average net assets.


                                                  JUNE 30, 2003 (UNAUDITED)   15

NOTES TO FINANCIAL STATEMENTS
THE ARMADA ADVANTAGE FUND


DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS:

The Funds pay dividends from net investment income and distributions from net realized capital gains on investments, if any, at least annually.

FOREIGN CURRENCY TRANSLATION:

The books and records of the International Equity Fund are maintained in U.S. dollars as follows: (1) the foreign currency market values of investment securities and other assets and liabilities stated in foreign currencies are translated at the exchange rates prevailing at the end of the period; and (2) purchases, sales and income are translated at the rates of exchange prevailing on the respective dates of such transactions. Transaction gains or losses resulting from changes in exchange rates during the reporting period or upon settlement from foreign currency transactions are reported in operations for the current period. The Fund does not isolate the portion of gains and losses on investments which is due to fluctuations in foreign exchange rates from that which is due to fluctuations in the market prices of investments.

FORWARD FOREIGN CURRENCY CONTRACTS:

The International Equity Fund may enter into forward foreign currency contracts as hedges against either specific transactions or portfolio positions. All commitments are "marked-to-market" daily at the applicable foreign exchange rate and any resulting unrealized gains or losses are recorded currently. A Fund realizes gains or losses at the time the forward contracts are extinguished. Such contracts, which are designed to protect the value of the Fund's investment securities against a decline in the value of the hedged currency, do not eliminate fluctuations in the underlying prices of the securities; they simply establish an exchange rate at a future date. Also, although such contracts tend to minimize risk of loss due to a decline in the value of a hedged currency, at the same time they tend to limit any potential gain that might be realized should the value of such foreign currency increase. At June 30, 2003, there were no forward foreign currency contracts outstanding.

FUTURES CONTRACTS:

Certain Funds may engage in futures contracts for the purpose of hedging against the value of the portfolio securities held and in the value of the securities a Fund intends to purchase, in order to maintain liquidity. Upon entering into a futures contract, a Fund is required to deposit with the broker an amount of cash or cash equivalents equal to a certain percentage of the contract amount. This is known as the "initial margin." Subsequent payments ("variation margin") are made or received by a Fund each day, depending on the daily fluctuation of the value of the contract. The daily changes in the contract are recorded as unrealized gain or loss. The Fund recognizes a realized gain or loss when the contract is closed. The net unrealized gain or loss, if any, is shown in the financial statements.

There are several risks in connection with the use of futures contracts as a hedging device. The change in value of futures contracts primarily corresponds with the value of their underlying instruments, which may not correlate with the change in value of the hedged investments. In addition, there is the risk that a Fund may not be able to enter into a closing transaction because of an illiquid secondary market.

Financial futures contracts open at June 30, 2003, were as follows:

                                               NOTIONAL
                                      NUMBER     COST       EXPIR-    UNREALIZED
                                       OF       AMOUNT      ATION       LOSS
FUND                                CONTRACTS    (000)      DATE        (000)
------                              ---------  ---------   --------   ----------
INTERNATIONAL
 EQUITY FUND:

FTSE 100 Index                          6        $248      09/19/03      $(9)

In connection with the outstanding futures contracts, $26,601 is held by the broker as collateral as of June 30, 2003, for the International Equity Fund.

3. INVESTMENT ADVISER, DISTRIBUTION FEES AND OTHER RELATED PARTY TRANSACTIONS:

Fees paid by the Trust pursuant to the Advisory Agreements with National City Investment


16   JUNE 30, 2003 (UNAUDITED)

                                                   NOTES TO FINANCIAL STATEMENTS
                                                       THE ARMADA ADVANTAGE FUND


Management Company (the "Adviser" or "IMC"), an indirect wholly owned subsidiary of National City Corporation, are payable monthly based on an annual rate, listed in the table below, based on each Fund's average daily net assets. The Adviser may from time to time waive its fees payable by the Funds.

                                                                          ANNUAL
                                                                           RATE
                                                                          ------
Bond Fund ............................................................     0.55%
International Equity Fund ............................................     1.15
Mid Cap Growth Fund ..................................................     1.00
Small Cap Growth Fund ................................................     1.00

National City Bank ("NCB") serves as the Funds' Custodian. For its services as custodian, NCB receives fees at the following rates (i) 0.020% of the first $100 million of average gross assets; (ii) 0.010% of the next $650 million of average gross assets; and (iii) 0.008% of the average gross assets in excess of $750 million. NCB also receives a bundled transaction charge of 0.25% of the monthly asset-based custodial fee and is reimbursed for out-of-pocket expenses.

The Trust and Professional Funds Distributor, LLC ("PFD" or the "Distributor") are parties to a distribution agreement dated May 1, 2003. This Agreement replaced an agreement between the Trust and SEI Investments Distribution Co. which had been in effect since May 1, 1998. The Distributor receives no fees for its distribution services to the Trust.

The Trust, Armada Funds, another fund company managed by the Advisor, SEI Investments Global Funds Services ("SIGFS"), formerly known as SEI Investment Mutual Fund Services, and NCB were parties to a Co-Administration Agreement effective as of September 1, 2002, as amended, under which SIGFS and NCB provided administrative services in exchange for fees at the annual rate of 0.07%, of which 0.0325% was allocated to SIGFS and 0.0375% was allocated to NCB based on the average daily net assets of all of the Trust's Funds and Armada Funds. Prior to September 1, 2002, SIGFS provided administrative services in exchange for fees at the greater of an annual rate of 0.20% of the Funds' average daily net assets, calculated daily and paid monthly, or $135,000 allocated amongst the Funds, based on their average net assets, calculated daily and paid monthly.

The Trust, Armada Funds, PFPC Inc. ("PFPC") and NCB executed a new Co-Administration Agreement effective as of June 1, 2003, under which PFPC and NCB provide administrative services in exchange for fees at the annual rate of 0.07%, of which 0.0325% is allocated to PFPC and 0.0375% is allocated to NCB based on the average daily net assets of the Trust's Funds and Armada Funds.

Each Trustee receives an annual fee of $20,000 plus $4,000 for each Board meeting attended and reimbursement of out-of-pocket expenses. The Chairman of the Board receives an additional $16,000 per annum for services in such capacity. The Trustees and Chairman fees are paid for services rendered to all of the Funds and are allocated on a pro rata basis across the portfolios of the Trust and Armada Funds. No person who is an officer, director, trustee, or employee of the Adviser, PFPC, the Distributor, or any affiliate thereof, who serves as an officer, trustee, or employee of the Trust receives any compensation from the Trust.

Trustees who receive fees are eligible for participation in the Trust's Deferred Compensation Plan (the "Plan"), an unfunded, nonqualified deferred compensation plan. The Plan allows each eligible Trustee to defer receipt of all or a percentage of fees that would otherwise be payable for services performed.

Expenses paid by the Trust for the six months ended June 30, 2003, include legal fees of $19,749 paid to Drinker, Biddle & Reath LLP. A partner of that firm is Secretary of the Trust.

Pursuant to an exemptive order issued by the Securities and Exchange Commission, the Funds may invest in the Armada money market funds, part of Armada Funds, provided that investments in the money market funds do not exceed 25% of the investing Fund's total assets.


                                                  JUNE 30, 2003 (UNAUDITED)   17

NOTES TO FINANCIAL STATEMENTS
THE ARMADA ADVANTAGE FUND


4. INVESTMENTS:

During the six months ended June 30, 2003, purchases and sales of securities, other than short-term investments or U.S. government obligations, aggregated:

                                                       PURCHASES        SALES
                                                         (000)          (000)
                                                       ---------       ------
Bond Fund ..........................................    $  698         $1,260
International Equity Fund ..........................     1,889          2,062
Mid Cap Growth Fund ................................     3,512          4,280
Small Cap Growth Fund ..............................     3,047          3,062

Purchases and sales of long-term U.S. government obligations were:

                                                       PURCHASES        SALES
                                                         (000)          (000)
                                                       ---------       ------
Bond Fund ..........................................    $1,515         $1,179


5. FEDERAL INCOME TAXES:

Each of the Funds is classified as a separate taxable entity for Federal income tax purposes. Each of the Funds intends to continue to qualify as a separate "regulated investment company" under the Internal Revenue Code and make the requisite distributions to shareholders that will be sufficient to relieve it from Federal income tax and Federal excise tax. Therefore, no Federal tax provision is required. To the extent that distributions from net investment income and net realized capital gains exceed amounts reported in the financial statements, such amounts are reported separately.

The amounts of dividends from net investment income and distributions from net realized capital gains are determined in accordance with Federal income tax regulations, which may differ from those amounts determined under accounting principles generally accepted in the United States of America. These book/tax differences are either temporary or permanent in nature. These differences are primarily due to wash sales, foreign currency gains and losses and the "marked-to-market" of certain Passive Foreign Investment Companies (PFICs) for tax purposes. In addition, certain funds may utilize earnings and profits distributed to shareholders on redemption of shares as part of the dividends paid deduction for income tax purposes. The character of distributions made during the year from net investment income or net realized gains, and the timing of distributions where the fiscal year in which the amounts are distributed may differ from the year that the income or realized gains (losses) were recorded by the Fund. To the extent these differences are permanent, adjustments are made to the appropriate equity accounts in the period that the differences arise.

Post-October losses represent losses realized on investments and foreign currency transactions from November 1, 2002 through December 31, 2002 that, in accordance with Federal income tax regulations, a Fund may elect to defer and treat as having arisen in the following year. For Federal income tax purposes, capital loss carryforwards may be carried forward and applied against future capital gains.

At December 31, 2002, the Funds had capital loss carryforwards available to offset future realized capital gains through the indicated expiration dates:


                                        EXPIRING DECEMBER 31,

                          2007      2008       2009        2010        TOTAL
                          (000)     (000)      (000)       (000)       (000)
                          ------    -----     -------     -------     ------
Bond Fund                 $250      $225      $   --      $   --      $  475
International
 Equity Fund                --        --       1,536       2,246       3,782
Mid Cap
 Growth Fund                --        --       3,263       2,259       5,522
Small Cap
 Growth Fund                --        --       1,337       1,806       3,143

At June 30, 2003, the total cost of securities for Federal income tax purposes and the aggregate gross unrealized appreciation and depreciation for securities held by the Funds were as follows:


                        FEDERAL       AGGREGATE       AGGREGATE
                          TAX           GROSS           GROSS
                         COST       APPRECIATION    DEPRECIATION       NET
                         (000)          (000)           (000)         (000)
                        -------     ------------    ------------      -----
Bond Fund               $4,058          $272           $  (2)         $ 270
International
 Equity Fund             8,230           826            (316)           510
Mid Cap
 Growth Fund             6,224           840            (482)           358
Small Cap
 Growth Fund             4,695           704            (177)           527


18   JUNE 30, 2003 (UNAUDITED)

                                                   NOTES TO FINANCIAL STATEMENTS
                                                       THE ARMADA ADVANTAGE FUND


6. MARKET AND CREDIT RISK:

Some countries in which the International Equity Fund may invest require government approval for the repatriation of investment income, capital or the proceeds of sales of securities by foreign investors. In addition, if there is a deterioration in a country's balance of payments or for other reasons, a country may impose temporary restrictions on foreign capital remittances abroad.

The securities exchanges of certain foreign markets are substantially smaller, less liquid and more volatile than the major securities exchanges in the United States. Consequently, acquisition and disposition of securities by the Fund may be inhibited. In addition, a significant proportion of the aggregate market value of equity securities listed on the major securities exchanges in emerging markets are held by a smaller number of investors. This may limit the number of shares available for acquisition or disposition of the Fund.

The Bond Fund may invest in securities whose value is derived from an underlying pool of mortgages or consumer loans. These mortgages underlying mortgage-backed securities may be paid off early, which makes it difficult to determine their actual maturity and therefore calculate how they will respond to changes in interest rates. The Fund may have to reinvest prepaid amounts at lower interest rates. This risk of prepayment is an additional risk of mortgage-backed securities. This risk also exists for other asset-backed securities, although generally to a lesser degree. The Fund is also subject to debt extension which is the risk that an issuer will pay principal on an obligation held by the Fund (such as an asset-backed or mortgage-backed security) later than expected. This may happen during a period of rising interest rates. Under these circumstances, the value of the obligation will decrease and the Fund will suffer from the inability to invest in higher yielding securities.

Each Fund may invest up to 15% of its total assets in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of some of these securities may adversely affect a Fund's ability to dispose of such securities in a timely manner and at a fair price when it is necessary to liquidate such securities.

7. SECURITIES LENDING

To generate additional income, the Funds may lend their securities pursuant to a securities lending agreement (Lending Agreement) with Union Bank of California
(UBOC), the securities lending agent. The Funds may lend up to 331/3% of securities in which they are invested requiring that the loan be continuously secured by cash, U.S. government or U.S. government agency securities, shares of an investment trust or mutual fund, or any combination of cash and such securities as collateral equal at all times to at least 100% of the market value plus accrued income on the securities loaned. The Funds continue to earn interest and dividends on securities loaned while simultaneously seeking to earn interest on the investment of collateral. The Funds receive 60% of the interest received on the collateral net of any expenses incurred by UBOC. In consideration of services rendered pursuant to the Securities Lending Record Administration Agreement, UBOC will pay the Record Administrator a fee computed daily and equal to 10% of the gross revenue generated by UBOC from securities lending.

There may be risks of delay in recovery of the securities or even loss of rights in the collateral should the borrower of the securities fail financially. However, loans will be made only to borrowers deemed by IMC to be of good standing and creditworthy under guidelines established by the Board of Trustees and when, in the judgment of IMC, the consideration which can be earned currently from such securities loans justifies the attendant risks. Loans are subject to termination by the Funds or the borrower at any time, and are, therefore, not considered to be illiquid investments. The loaned


                                                  JUNE 30, 2003 (UNAUDITED)   19

NOTES TO FINANCIAL STATEMENTS
THE ARMADA ADVANTAGE FUND


securities were fully collateralized by cash and short-term corporate notes as of June 30, 2003 as described below, together with the market value of securities on loan as of June 30, 2003.

                                                                    MARKET VALUE
                                                                        (000)
                                                                    ------------
ARMADA ADVANTAGE INTERNATIONAL EQUITY FUND
DESCRIPTION OF COLLATERAL
Bank of America, 1.44%, 07/01/03 ..............................        $  789
                                                                       ======
Securities on Loan ............................................        $  746
                                                                       ======

ARMADA ADVANTAGE MID CAP GROWTH FUND
DESCRIPTION OF COLLATERAL
Bank of America, 1.44%, 07/01/03 ..............................        $2,034
                                                                       ======
Securities on Loan ............................................        $1,953
                                                                       ======

ARMADA ADVANTAGE SMALL CAP GROWTH FUND
DESCRIPTION OF COLLATERAL
Bank of America, 1.44%, 07/01/03 ..............................        $1,270
                                                                       ======
Securities on Loan ............................................        $1.201
                                                                       ======


20   JUNE 30, 2003 (UNAUDITED)

                               INVESTMENT ADVISER
                            National City Investment
                               Management Company
                             1900 East Ninth Street
                              Cleveland, Ohio 44114

                                   DISTRIBUTOR
                       Professional Funds Distributor, LLC
                                 760 Moore Road
                       King of Prussia, Pennsylvania 19406

                                  LEGAL COUNSEL
                            Drinker Biddle &Reath LLP
                                One Logan Square
                             18th and Cherry Streets
                      Philadelphia, Pennsylvania 19103-6996

                                                                  [LOGO OMITTED]
                                                                       ARMADA(R)
                                                                       ADVANTAGE

[GRAPHIC OMITTED]

[LOGO OMITTED]
     ARMADA(R)
     ADVANTAGE

760 Moore Road
King of Prussia, PA 19406



INVESTMENT ADVISOR:

NATIONAL CITY
INVESTMENT MANAGEMENT COMPANY(SM)

1900 East Ninth Street, 22nd floor
Cleveland, OH 44114


ITEM 2. CODE OF ETHICS.

Not applicable.


ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable.


ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable.


ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.


ITEM 6. [RESERVED]


ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.


ITEM 8. [RESERVED]

ITEM 9. CONTROLS AND PROCEDURES.

    (a) The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Exchange Act (17 CFR 240.13a-15(b) or 240.15d-15(b)).

    (b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal half-year (the registrant's second fiscal half-year in the case of an annual report) that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.


ITEM 10. EXHIBITS.

  (a)(1) Not applicable.

  (a)(2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

     (b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(registrant) The Armada Advantage Fund
             -------------------------------------------------------------------

By (Signature and Title)*  /S/ HERBERT MARTENS
                         -------------------------------------------------------
                          Herbert Martens, President & Trustee
                          (principal executive officer)

Date                      AUGUST 26, 2003
    ----------------------------------------------------------------------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*  /S/ HERBERT MARTENS
                         -------------------------------------------------------
                          Herbert Martens, President & Trustee
                          (principal executive officer)

Date                      AUGUST 26, 2003
    ----------------------------------------------------------------------------

By (Signature and Title)*  /S/ DENNIS J. WESTLEY
                         -------------------------------------------------------
                         Dennis J. Westley, Treasurer
                         (principal financial officer)

Date                      AUGUST 26, 2003
    ----------------------------------------------------------------------------

* Print the name and title of each signing officer under his or her signature.